Income Taxes - Net Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 101,356	$ 76,723
Research and development tax credit carryforwards	12,096	9,965
Accruals and other temporary differences	10,873	7,808
Debt discount	(11,156)	(14,165)
Right of use asset	(2,042)	0
Capitalized research and development expenses, net	43,442	41,048
Total deferred tax assets	154,569	121,379
Valuation allowance	(154,569)	(121,379)	$ (74,842)	$ (83,434)
Net deferred tax asset	$ 0	$ 0